Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2011
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.84%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.84%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.82%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.82%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.02%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.85%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.85%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.85%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	[1]
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.85%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	[1]

[1]	The Adviser has committed through June 30, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.